Revenue - Schedule of Regulated Operations Revenues: Natural Gas Distribution Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total Regulated operations revenues	$ 2,199,682	$ 1,521,790	$ 1,350,585
Southwest Gas Corporation
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,940,084	1,497,750	1,339,151
Alternative revenue program revenues (deferrals)	(18,478)	13,181	12,140
Other revenues	13,463	10,859	(706)
Total Regulated operations revenues	1,935,069	1,521,790	1,350,585
Residential | Southwest Gas Corporation
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,324,794	1,035,612	958,520
Small commercial | Southwest Gas Corporation
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	378,520	270,214	221,541
Large commercial | Southwest Gas Corporation
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	85,234	57,371	44,633
Industrial/other | Southwest Gas Corporation
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	50,894	42,313	26,242
Transportation | Southwest Gas Corporation
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 100,642	$ 92,240	$ 88,215